Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Income and Expenses [Abstract]
Equity component of allowance for funds used during construction (“AFUDC”)	$ 15	$ 19	$ 30	$ 36